Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parenthetical)	3 Months Ended
Mar. 31, 2024 $ / shares
Statement of Stockholders' Equity [Abstract]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.10